Document and Entity Information	Nov. 04, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	Exantas Capital Corp.
Entity Central Index Key	0001332551
Entity Incorporation State Country Code	MD
Entity File Number	1-32733
Entity Tax Identification Number	20-2287134
Entity Address, Address Line One	865 Merrick Avenue
Entity Address, Address Line Two	Suite 200 S
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	516
Local Phone Number	535-0015
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	XAN
Security Exchange Name	NYSE
8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Security 12b Title	8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	XANPrC
Security Exchange Name	NYSE